Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
Income tax expense attributable to pretax loss from continuing operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax loss from continuing operations as a result of the following:

	Year ended December 31,
(Dollars in thousands)	2017	2016
Computed “expected” tax expense	$(16,758)	$(15,765)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance	(40,114)	9,506
State taxes, net of federal benefit	607	(141)
Federal research and development credits	(236)	(21)
Change in Federal Tax Rate	56,105	—
Cancellation of Options	—	3,451
Nondeductible Interest	—	1,976
Stock Compensation	—	831
Other, net	396	163
Total income tax expense/(benefit)	$—	$—

Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	December 31,
(Dollars in thousands)	2017	2016
Deferred tax assets:
Intangible assets	$6,279	$10,062
Net operating loss carryforwards	82,069	117,123
Federal and state credit carryforwards	2,664	2,208
Plant and equipment, due to depreciation and impairment	182	1,100
Inventory reserves	219	589
Other deductible temporary differences	3,178	3,623
Total gross deferred tax assets	94,591	134,705
Less valuation allowance	(94,591)	(134,705)
Net deferred tax assets	$—	$—